General information	12 Months Ended
Dec. 31, 2023
General information
General information

1. General information

Haleon is a public company limited by shares, incorporated under the laws of England and Wales with registered number 13691224. The Company has ordinary shares with a nominal value of £0.01 per share. The Group’s shares are listed and traded on the London Stock Exchange (LSE) with American Depositary Shares (ADSs) listed and traded on the New York Stock Exchange (NYSE) (LSE/NYSE: HLN). The registered address of the Company is Building 5, First Floor, The Heights, Weybridge, Surrey, England, KT13 0NY.

Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB IFRS), including interpretations issued by the IFRS Interpretations Committee (IFRIC) and International Financial Reporting Standards as adopted by the United Kingdom (UK IFRS) (together IFRS) and the Companies Act 2006. IFRS as adopted by the UK differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s Consolidated Financial Statements for the years presented.

Until July 2022, Haleon UK Holdings (No.2) Limited (HHL2) (previously, GlaxoSmithKline Consumer Healthcare Holdings (No.2) Limited (CHHL2)), the former ultimate holding company of the Group and the accounting predecessor, was jointly owned by GSK plc and its subsidiaries which held the majority controlling equity interest of 68%, and Pfizer Inc. and its subsidiaries which held a non-controlling equity interest of 32%. In July 2022, following the execution of a series of legal acts and contractual arrangements, including the spin-off to the shareholders of GSK, the Company was established to succeed HHL2 as the new ultimate holding company of the Group, with 55% of its equity interest held by the shareholders of GSK, 32% of its equity interest held by Pfizer and approximately 13% of its equity interest held by GSK. This corporate restructuring was contemplated and executed as one single economic event yet sequenced via multiple legal proceedings and activities. Management concluded that the predecessor (carryover) basis of accounting is appropriate because the corporate restructuring was instigated by GSK and its shareholders without the involvement of outside third parties or new investors.

This set of Consolidated Financial Statements have been prepared as if the Group had been in existence throughout all the periods presented by applying the principles of predecessor accounting in accordance with SEC Regulation C Rule 405 and IFRS although the actual legal transaction and corporate reorganisation occurred in July 2022. There was no economic change or event impacting the reporting entity because the business activities of the predecessor and successor remained identical and only the legal form and ownership allocation has changed.

Accounting convention

The Consolidated Financial Statements are prepared on a historical cost basis unless otherwise indicated. The Consolidated Financial Statements are presented in Pound Sterling (GBP, £), the functional currency of the Company and presentation currency of the Group, and all values are denominated in millions of GBP (£m or £ million) unless stated otherwise.

Financial period

These Consolidated Financial Statements cover the financial year from 1 January 2023 to 31 December 2023, with comparative figures for the financial years from 1 January 2022 to 31 December 2022 and from 1 January 2021 to 31 December 2021.

Going concern

The Directors have reviewed the Group’s cash flow forecasts, financial position and exposure to principal risks and have formed the view that the Group will generate sufficient cash to meet its ongoing requirements for at least 12 months from the date the Financial Statements have been authorised. At 31 December 2023, the Group had cash and cash equivalents, net of bank overdrafts, of £994m and undrawn credit facilities of $1.3bn and £900m with initial maturity dates of September 2024 and September 2026, respectively. As a result, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the Group’s Consolidated Financial Statements.

Basis of consolidation

Entities over which the Group has the power to direct the relevant activities so as to affect the returns to the Group, generally through control over the financial and operating policies from either voting or contractual rights, are accounted for as subsidiaries. Interests acquired in entities are consolidated from the date the Group acquires control and interests sold are deconsolidated from the date control ceases.

Where, as part of a business combination, the Group is not able to exercise control over a particular operation due to the existence of legal or other restrictions, the associated assets and liabilities are not consolidated, and a financial asset or liability is recognised for the economic benefit or obligation to be received under the contribution agreement. The assets and liabilities are consolidated, and the associated financial asset or liability derecognised, on the date at which the Group is able to exercise control over these operations.

Transactions and balances between subsidiaries are eliminated and no profit before tax is recognised on sales between subsidiaries until the products are sold to customers outside the Group. Transactions with non-controlling interests are recorded directly in equity. Deferred tax relief on unrealised intra-group profit is accounted for only to the extent that it is considered recoverable. Refer to Note 30 ‘Subsidiaries’ for a list of the Group’s subsidiary undertakings.

Foreign currencies

The Consolidated Financial Statements are presented in GBP, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Foreign currency transactions in individual Group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at the rates prevailing on the reporting period date, are recognised in the income statement except when deferred in equity as qualifying hedges. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was measured. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

In preparing the Consolidated Financial Statements, the balances in individual Group companies are translated from their functional currency into GBP. The income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at the closing rates at the end of the reporting period.

The effect of exchange rate differences during the year on net assets of foreign operations is recorded in equity.

The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and the functional currency of the parent entity, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in other comprehensive income/(expenses) and accumulated in equity to the extent that the hedge is effective, which may be subsequently reclassified to the consolidated income statement. These differences are reported within profit or loss to the extent that the hedge is ineffective. Gains and losses on the hedging instrument accumulated in equity are reclassified to profit or loss on the disposal or partial disposal of the foreign operation.

The principal currencies and relevant exchange rates in the key markets where the Group operates are shown below:

	Average rates			Year end rates
	2023	2022	2021	2023	2022	2021
USD/£	1.24	1.24	1.38	1.27	1.20	1.35
Euro/£	1.15	1.17	1.16	1.15	1.13	1.19
CNY/£	8.81	8.31	8.86	9.06	8.31	8.56

Impact of climate change

In preparing these Consolidated Financial Statements we have considered the impact of climate change. The Group does not believe that there is a material impact on the financial reporting judgements and estimates arising from climate change in the short term and as a result the valuation of our assets and liabilities has not been significantly impacted by these risks as at 31 December 2023. In concluding, we specifically considered the impact of climate change on the following areas:

Financial Statement area	Relevant climate-related risks	Relevant ESG targets	Relevant Note for further information
Property, plant and equipment	- Damage and disruption caused by extreme weather events - Carbon pricing regulations	- Carbon reduction - Water neutrality at our manufacturing sites	Note 12 ‘Property, plant and equipment’
Goodwill and intangible brands
-
Damage and disruption caused by extreme weather events
-
Reduced availability and increased price volatility of raw materials due to climate change
-
Carbon pricing regulations
-
Loss of attractiveness due to consumers’ increasing expectations
		- Carbon reduction - Recycle-ready packaging - Sustainably sourced and deforestation-free ingredients and packaging - Reduced use of virgin petroleum-based plastic	Note 14 ‘Intangible assets’
Inventory	- Reduced availability and increased price volatility of raw materials due to climate change - Carbon pricing regulations	- Recycle-ready packaging - Sustainably sourced and deforestation-free ingredients and packaging - Reduced use of virgin petroleum-based plastic	Note 15 ‘Inventories’
Going concern and viability	- Damage and disruption caused by extreme weather events

Whilst there is currently no short-term impact anticipated from climate change, the judgements and estimates of the Group will be regularly reviewed in light of the increasing risks and dynamic regulatory landscape as this continues to evolve.